Pear Tree Panagora Risk Parity Emerging Markets Fund
Investment Objective:
Long-term growth of capital.
Fee Table and Expenses of Risk Parity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Risk Parity Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pear Tree Panagora Risk Parity Emerging Markets Fund	Ordinary Shares	Institutional Shares
Management Fees	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.69%	0.68%
Acquired Fund Fees and Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	1.60%	1.34%

Example
This example is intended to help you compare the cost of investing in Risk Parity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Risk Parity Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Risk Parity Fund's operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Pear Tree Panagora Risk Parity Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Ordinary Shares	163	505	871	1,899
Institutional Shares	136	424	734	1,612

Portfolio Turnover
Risk Parity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Risk Parity Fund's performance.  Risk Parity Fund's portfolio turnover rate was 34 percent of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, Risk Parity Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI from a country included in the MSCI Emerging Markets IndexSM (“MSCI EM”).  Risk Parity Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe. Risk Parity Fund may invest greater than 25 percent of its assets in a particular region, but not in a single country in that region. Risk Parity Fund may invest in companies of any capitalization.

To manage Risk Parity Fund's assets, its sub-adviser uses its proprietary risk parity strategy.  Its risk parity strategy uses an investment model that assigns a country-, sector-, and issuer-risk value to each security in the MSCI EM, and then builds a portfolio of some of those securities that attempts to balance those risks.  In addition to emerging markets securities, Risk Parity Fund also may invest in forward foreign currency exchange contracts as well as other types of derivatives (that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) in order to attempt to mitigate the adverse effects of foreign currency fluctuations.  Risk Parity Fund also may lend its securities.  Risk Parity Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Principal Investment Risks
It is possible to lose money by investing in Risk Parity Fund. An investment in Risk Parity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings.  The share price of Risk Parity Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Risk Parity Fund has significant holdings, or weaknesses associated with one or more specific companies in which Risk Parity Fund may have substantial investments.  In addition, Risk Parity Fund's strategy, while attempting to limit risks from sudden and substantial market corrections following market “bubbles,” is unlikely to benefit from market momentum preceding a correction.

Foreign Investing.  Risk Parity Fund's investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are especially acute for emerging markets securities.

Emerging Markets Risk.  The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, political systems that are less stable, are more susceptible to governmental interference, and less liquid and efficient trading markets than those of developed countries.

Liquidity Risk. Risk Parity Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk.  The sub-adviser's judgments about the attractiveness, value, or potential appreciation of Risk Parity Fund's investments may prove to be incorrect.

Large- and Mid-Capitalization Securities.  Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities.  Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Risk Parity Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Growth and Value Stock Investing.  Different investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market. Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Non-Diversification. Risk Parity Fund is “non-diversified,” which means that it may from time to time invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Risk Parity Fund.  It also may be considered more risky for Risk Parity Fund to hold large positions in a single issuer because of the possibility of exercising control over the issuer.

Sector. Risk Parity Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Risk Parity Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Risk Parity Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Risk Parity Fund's investments in forward foreign currency exchange contracts and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance
The following bar charts and tables provide some indication of the risks of investing in Risk Parity Fund by showing changes in Risk Parity Fund's performance over time. The tables also compare Risk Parity Fund's performance to a broad measure of market performance that reflects the type of securities in which Risk Parity Fund invests. Past performance does not necessarily indicate how Risk Parity Fund will perform (before and after taxes) in the future.  Updated performance information is available at www.peartreefunds.com.

Annual Return Ordinary Shares (Calendar year ended December 31)

Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

Calendar year-to-date return of the Ordinary Shares of Risk Parity Fund as of 6/30/2015 is (1.02)%.

Best Quarter:	Q2 2014	5.05%
Worst Quarter:	Q4 2014	(7.12)%

Average Annual Total Returns - Pear Tree Panagora Risk Parity Emerging Markets Fund	1 Year	Since Inception	Inception Date
Ordinary Shares	(3.48%)	(0.47%)	Jun. 27, 2013
Ordinary Shares | After Taxes on Distributions	(3.51%)	(0.61%)
Ordinary Shares | After Taxes on Distributions and Sales	(1.61%)	(0.25%)
Institutional Shares	(3.28%)	(0.07%)
MSCI EM Index	(1.82%)	5.45%

After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.